Other Income, Net (Components of other income (expenses), net) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
9. Other Income, Net
Allowance for equity funds used during construction	$ 52	$ 61
TECO Guatemala Holdings award	63	0
Other	30	32
Other income (expenses), net	$ 145	$ 93